CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (UNAUDITED) - (Parenthetical) - USD ($) $ in Thousands		9 Months Ended
	Jan. 14, 2019	Sep. 30, 2019
Series E Preferred Stock
Stock issuance cost	$ 100	$ 124
Series E1 Preferred Stock
Stock issuance cost	$ 20	$ 22